Share Capital and Preference Shares - Dividend Distribution (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jun. 30, 2021	May 26, 2021	May 13, 2021	May 05, 2021	Mar. 31, 2021	Mar. 11, 2021	Feb. 21, 2021	Jun. 30, 2021
Share Capital and Preference Shares
Dividend amount paid								$ 14,560
Common shares/units
Share Capital and Preference Shares
Dividend per share (in dollars per share)				$ 0.05			$ 0.05
Dividend amount paid		$ 4,769				$ 4,759
Preference shares/units
Share Capital and Preference Shares
Dividend per share (in dollars per share)			$ 0.546875			$ 0.546875
Dividend amount paid	$ 2,516				$ 2,516